Commitments and Contingencies - Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 2,274
Operating Leases, Future Minimum Payments, Due in Two Years	1,048
Operating Leases, Future Minimum Payments, Due in Three Years	1,134
Operating Leases, Future Minimum Payments, Due in Four Years	1,080
Operating Leases, Future Minimum Payments, Due in Five Years	283
Operating Leases, Future Minimum Payments, Due Thereafter	0
Operating Leases, Future Minimum Payments Due	$ 5,819